Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Interest percentage spread	3.87%
Long-term debt noncurrent	$ 18,000	$ 27,395
United States of America, Dollars
Debt Instrument [Line Items]
Interest percentage spread	3.65%
Long-term loans	$ 30,693
Long-Term Bank Loans
Debt Instrument [Line Items]
Long-term loans	30,693	38,563
Less: current maturities	12,693	11,168
Long-term debt noncurrent	18,000	27,395
Long-Term Bank Loans | United States of America, Dollars
Debt Instrument [Line Items]
Long-term loans	632	949
Long-Term Bank Loans | Euro
Debt Instrument [Line Items]
Long-term loans	$ 30,061	$ 37,614
Long-Term Bank Loans | Minimum | United States of America, Dollars
Debt Instrument [Line Items]
Interest percentage spread	1.35%
Long-Term Bank Loans | Minimum | NIS
Debt Instrument [Line Items]
Interest percentage spread	2.02%
Long-Term Bank Loans | Maximum | United States of America, Dollars
Debt Instrument [Line Items]
Interest percentage spread	1.75%
Long-Term Bank Loans | Maximum | NIS
Debt Instrument [Line Items]
Interest percentage spread	2.50%